UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2020

*

This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report
April 30, 2020
MFS®  Emerging Markets Debt Local Currency Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
EML-SEM

MFS® Emerging Markets Debt Local Currency Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.
Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
June 16, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Fixed income exposure at value (v)
Fixed income exposure (i)

Currency exposure (i)(y)
Fixed income issuer country weightings (i)(x)
South Africa	13.6%
Malaysia	12.5%
Brazil	11.6%
Thailand	10.5%
Mexico	10.4%
Poland	10.1%
Colombia	8.8%
Czech Republic	8.8%
United States (includes Cash & Cash Equivalents and Other)	(28.8)%
Other Countries	42.5%

Portfolio Composition - continued
Fixed income sectors (i)
Sovereign Emerging Markets	111.1%
Other Government Entity-Emerging Markets Quasi Government	11.0%
Emerging Markets Corporate Bonds	7.7%
Supranational	0.4%
Government Securities Hedge (t)	(4.4)%
Composition including fixed income credit quality (a)(i)
AA	2.1%
A	15.4%
BBB	40.4%
BB	21.5%
B	3.3%
CCC	0.3%
Not Rated	42.8%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	10.1%
Other	(35.9)%
Currency exposure weightings (i)(y)
Polish Zloty	9.0%
Russian Ruble	8.5%
Mexican Peso	8.4%
Indonesian Rupiah	8.1%
Brazilian Real	7.7%
Malaysian Ringgit	6.2%
South African Rand	5.8%
Thailand Baht	5.6%
Hungarian Forint	4.8%
Other Currencies	35.9%
Portfolio facts (i)
Average Duration (d)	7.5
Average Effective Maturity (m)	9.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency.Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts with a bond equivalent exposure of (4.4)%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2020.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period, November 1, 2019 through April 30, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.
The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	1.10%	$1,000.00	$866.50	$5.10
	Hypothetical(h)	1.10%	$1,000.00	$1,019.39	$5.52
B	Actual	1.85%	$1,000.00	$863.14	$8.57
	Hypothetical(h)	1.85%	$1,000.00	$1,015.66	$9.27
C	Actual	1.85%	$1,000.00	$863.14	$8.57
	Hypothetical(h)	1.85%	$1,000.00	$1,015.66	$9.27
I	Actual	0.85%	$1,000.00	$867.17	$3.95
	Hypothetical(h)	0.85%	$1,000.00	$1,020.64	$4.27
R1	Actual	1.85%	$1,000.00	$863.37	$8.57
	Hypothetical(h)	1.85%	$1,000.00	$1,015.66	$9.27
R2	Actual	1.35%	$1,000.00	$865.37	$6.26
	Hypothetical(h)	1.35%	$1,000.00	$1,018.15	$6.77
R3	Actual	1.10%	$1,000.00	$866.95	$5.11
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
R4	Actual	0.85%	$1,000.00	$867.07	$3.95
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
R6	Actual	0.75%	$1,000.00	$868.07	$3.48
	Hypothetical (h)	0.75%	$1,000.00	$1,021.13	$3.77
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 89.2%
Brazil – 5.7%
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)		$1,309,000	$ 1,223,915
BRF S.A., 4.875%, 1/24/2030 (n)		1,360,000	1,171,980
Federative Republic of Brazil, 0%, 10/01/2020	BRL	39,279,000	7,135,397
Federative Republic of Brazil, Inflation Linked Bond, 6%, 8/15/2024		17,849,059	3,634,143
Federative Republic of Brazil, Inflation Linked Bond, 6%, 5/15/2025		12,935,107	2,646,366
Globo Comunicacoes e Participacoes S.A., 4.875%, 1/22/2030 (n)		$1,232,000	1,096,480
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030 (n)		1,287,000	1,089,188
			$17,997,469
Chile – 6.8%
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$1,302,000	$ 1,214,128
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		1,256,000	1,249,720
Colbun S.A., 3.15%, 3/06/2030 (n)		883,000	841,057
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		1,156,000	1,120,176
Inversiones CMPC S.A., 3.85%, 1/13/2030 (n)		1,382,000	1,333,630
Republic of Chile, 4.7%, 9/01/2030	CLP	8,825,000,000	12,480,093
Republic of Chile, 5%, 3/01/2035		2,020,000,000	3,027,675
			$21,266,479
China – 2.0%
Baidu, Inc., 3.425%, 4/07/2030		$800,000	$ 835,810
China Development Bank, 3.45%, 9/20/2029	CNY	30,020,000	4,444,525
Prosus N.V., 3.68%, 1/21/2030 (n)		$437,000	437,372
Prosus N.V., 3.68%, 1/21/2030		674,000	674,574
			$6,392,281
Colombia – 6.7%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$ 992,395
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)		$957,000	803,880
Millicom International Cellular S.A., 6.625%, 10/15/2026		640,000	648,736
Republic of Colombia, 5.75%, 11/03/2027	COP	33,450,000,000	8,006,695
Republic of Colombia, 7.25%, 10/18/2034		8,100,000,000	2,053,699
Republic of Colombia, “B”, 6%, 4/28/2028		6,966,800,000	1,675,095

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Colombia – continued
Republic of Colombia, Inflation Linked Bond, 3.5%, 5/07/2025	COP	26,115,047,520	$ 6,814,972
			$20,995,472
Cote d'Ivoire – 0.5%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	767,000	$ 685,021
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		1,009,000	901,377
			$1,586,398
Czech Republic – 1.6%
Czech Republic, 2%, 10/13/2033	CZK	113,650,000	$ 4,938,202
Egypt – 0.5%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$1,550,000	$ 1,469,264
Guatemala – 0.4%
Republic of Guatemala, 5.375%, 4/24/2032 (n)		$444,000	$ 458,430
Republic of Guatemala, 6.125%, 6/01/2050 (n)		716,000	747,146
			$1,205,576
Hungary – 2.0%
Republic of Hungary, 5.5%, 6/24/2025	HUF	974,320,000	$ 3,621,052
Republic of Hungary, 3.25%, 10/22/2031		550,070,000	1,899,147
Republic of Hungary, 7.625%, 3/29/2041		$404,000	646,400
			$6,166,599
India – 0.9%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		$1,263,000	$ 1,099,441
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		849,000	736,385
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)		773,000	627,049
Shriram Transport Finance, 5.1%, 7/16/2023 (n)		326,000	238,126
			$2,701,001
Indonesia – 7.8%
Republic of Indonesia, 7%, 5/15/2027	IDR	88,184,000,000	$ 5,676,382
Republic of Indonesia, 9%, 3/15/2029		35,368,000,000	2,529,163
Republic of Indonesia, 7%, 9/15/2030		31,923,000,000	2,022,689
Republic of Indonesia, 8.75%, 5/15/2031		24,267,000,000	1,701,545
Republic of Indonesia, 7.5%, 8/15/2032		54,135,000,000	3,434,434
Republic of Indonesia, 7.5%, 5/15/2038		116,924,000,000	7,349,508
Republic of Indonesia, 8.375%, 4/15/2039		28,889,000,000	1,956,101
			$24,669,822

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Israel – 0.3%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)		$1,109,000	$ 1,024,993
Kenya – 0.4%
Republic of Kenya, 7%, 5/22/2027 (n)		$1,354,000	$ 1,228,755
Malaysia – 6.6%
Government of Malaysia, 3.882%, 3/10/2022	MYR	21,374,000	$ 5,104,618
Government of Malaysia, 3.955%, 9/15/2025		14,033,000	3,498,688
Government of Malaysia, 4.232%, 6/30/2031		36,623,000	9,445,438
Petronas Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)		$1,124,000	1,177,107
Petronas Capital Ltd. (Federation of Malaysia), 4.55%, 4/21/2050 (n)		1,159,000	1,255,744
Petronas Capital Ltd. (Federation of Malaysia), 4.8%, 4/21/2060 (n)		370,000	427,664
			$20,909,259
Mexico – 5.3%
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	$ 311,127
Petroleos Mexicanos, 6.95%, 1/28/2060 (n)		$1,394,000	975,814
Petroleos Mexicanos, 6.95%, 1/28/2060		407,000	284,904
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	14,288,100	585,301
United Mexican States, 10%, 12/05/2024		31,330,000	1,532,182
United Mexican States, 5.75%, 3/05/2026		102,820,000	4,230,078
United Mexican States, 8.5%, 5/31/2029		121,570,000	5,694,385
United Mexican States, 8%, 11/07/2047		37,700,000	1,611,444
United Mexican States, Inflation Linked Bond, 4.5%, 12/04/2025		35,663,573	1,592,290
			$16,817,525
Montenegro – 0.2%
Republic of Montenegro, 2.55%, 10/03/2029 (n)	EUR	754,000	$ 716,104
Nigeria – 0.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,819	$ 569
Panama – 0.5%
Republic of Panama, 4.5%, 4/01/2056		$1,432,000	$ 1,607,420
Paraguay – 0.5%
Republic of Paraguay, 4.7%, 3/27/2027		$607,000	$ 629,762
Republic of Paraguay, 4.95%, 4/28/2031 (n)		811,000	835,330
			$1,465,092

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Peru – 5.0%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	913,000	$ 271,560
Banco de Credito del Peru, 4.65%, 9/17/2024 (n)		10,403,000	3,129,684
Camposol S.A., 6%, 2/03/2027 (n)		$693,000	654,192
Peru LNG, 5.375%, 3/22/2030		1,360,000	756,840
Republic of Peru, 2.783%, 1/23/2031		1,306,000	1,346,486
Republic of Peru, 6.9%, 8/12/2037	PEN	15,345,000	5,199,657
Republic of Peru, 5.35%, 8/12/2040		15,715,000	4,427,876
			$15,786,295
Poland – 4.9%
Government of Poland, 2.5%, 7/25/2026	PLN	21,284,000	$ 5,538,060
Government of Poland, 2.75%, 4/25/2028		10,728,000	2,850,850
Government of Poland, 5.75%, 4/25/2029		21,648,000	7,086,676
			$15,475,586
Qatar – 0.6%
State of Qatar, 3.4%, 4/16/2025 (n)		$399,000	$ 424,468
State of Qatar, 3.75%, 4/16/2030 (n)		1,189,000	1,298,103
			$1,722,571
Romania – 2.3%
Republic of Romania, 4.75%, 2/24/2025	RON	20,395,000	$ 4,764,784
Republic of Romania, 5.8%, 7/26/2027		6,870,000	1,684,808
Republic of Romania, 2%, 1/28/2032 (n)	EUR	1,009,000	934,032
			$7,383,624
Russia – 6.6%
Russian Federation, 7.7%, 3/23/2033	RUB	453,439,000	$ 6,954,004
Russian Federation, 7.25%, 5/10/2034		934,561,000	13,889,440
			$20,843,444
Serbia – 0.3%
Republic of Serbia, 1.5%, 6/26/2029	EUR	927,000	$ 877,443
South Africa – 11.3%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$1,230,000	$ 897,900
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	1,782,313
Republic of South Africa, 10.5%, 12/21/2026		237,760,000	14,086,916
Republic of South Africa, 8%, 1/31/2030		202,233,000	9,366,284
Republic of South Africa, 7%, 2/28/2031		194,391,000	8,103,689

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
South Africa – continued
Transnet SOC Ltd. (Republic of South Africa), 9.5%, 5/13/2021	ZAR	22,700,000	$ 1,254,865
			$35,491,967
Sri Lanka – 0.5%
Republic of Sri Lanka, 6.75%, 4/18/2028		$1,400,000	$ 790,996
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		1,172,000	662,192
			$1,453,188
Supranational – 0.4%
West African Development Bank, 4.7%, 10/22/2031 (n)		$1,364,000	$ 1,227,600
Thailand – 5.2%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	422,220,000	$ 16,503,413
Turkey – 0.3%
Republic of Turkey, 10.7%, 2/17/2021	TRY	5,485,000	$ 802,602
Ukraine – 0.6%
Government of Ukraine, 7.75%, 9/01/2027		$1,538,000	$ 1,406,252
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		699,000	515,886
			$1,922,138
United Arab Emirates – 0.3%
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		$1,080,000	$ 1,031,400
United States – 0.4%
JBS Investments II GmbH, 5.75%, 1/15/2028		$1,433,000	$ 1,397,175
Uruguay – 1.5%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	232,785,000	$ 4,587,749
Vietnam – 0.3%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		$1,079,000	$ 1,024,367
Total Bonds (Identified Cost, $304,122,778)			$ 280,688,842
Common Stocks – 0.0%
Canada – 0.0%
Frontera Energy Corp. (Identified Cost, $1,265,281)		16,374	$ 52,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 7.3%
Money Market Funds – 7.3%
MFS Institutional Money Market Portfolio, 0.41% (v) (Identified Cost, $22,997,458)	22,993,540	$22,995,839
Other Assets, Less Liabilities – 3.5%		10,911,699
Net Assets – 100.0%		$ 314,649,290

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,995,839 and $280,741,752, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,420,570, representing 12.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
CMT	Constant Maturity Treasury
COLIBOR	Columbia Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah

Portfolio of Investments (unaudited) – continued
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 4/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,210,000	USD	763,368	Goldman Sachs International	5/22/2020	$25,174
AUD	4,906,000	USD	3,022,273	JPMorgan Chase Bank N.A.	5/22/2020	174,906
CAD	8,730,000	USD	6,185,867	Goldman Sachs International	5/22/2020	86,022
CNH	2,149,000	USD	302,629	Goldman Sachs International	5/22/2020	854
CNH	4,277,000	USD	602,585	State Street Bank Corp.	5/22/2020	1,416
COP	22,314,035,820	USD	5,595,997	Citibank N.A.	6/08/2020	22,020
CZK	27,912,000	USD	1,119,808	Brown Brothers Harriman	5/22/2020	9,278
CZK	18,811,000	USD	760,177	Citibank N.A.	5/22/2020	758
CZK	7,477,000	USD	299,314	Deutsche Bank AG	5/22/2020	3,142
EGP	57,983,000	USD	3,573,683	Citibank N.A.	5/04/2020	107,778
EGP	57,982,000	USD	3,680,392	JPMorgan Chase Bank N.A.	5/04/2020	1,005
EUR	3,014,000	USD	3,268,046	Deutsche Bank AG	5/22/2020	35,889
EUR	1,389,000	USD	1,518,022	JPMorgan Chase Bank N.A.	5/22/2020	4,594
EUR	1,353,000	USD	1,470,233	Morgan Stanley Capital Services, Inc.	5/22/2020	12,920
EUR	4,589,000	USD	4,988,185	State Street Bank Corp.	5/22/2020	42,259
HUF	698,526,000	USD	2,129,470	Citibank N.A.	5/22/2020	41,516
HUF	494,696,808	USD	1,458,756	Morgan Stanley Capital Services, Inc.	5/22/2020	78,739
HUF	98,577,000	USD	299,436	State Street Bank Corp.	5/22/2020	6,937
IDR	5,014,843,463	USD	308,663	JPMorgan Chase Bank N.A.	5/11/2020	28,208
INR	591,577,000	USD	7,712,868	JPMorgan Chase Bank N.A.	5/08/2020	162,375
JPY	166,217,000	USD	1,546,376	Deutsche Bank AG	5/22/2020	2,792
JPY	158,776,000	USD	1,473,429	Morgan Stanley Capital Services, Inc.	5/22/2020	6,387
JPY	159,576,000	USD	1,471,130	State Street Bank Corp.	5/22/2020	16,142
MYR	4,928,475	USD	1,133,750	Barclays Bank PLC	5/12/2020	11,848

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
PEN	683,000	USD	201,523	Goldman Sachs International	5/07/2020	$791
PHP	110,450,590	USD	2,153,033	JPMorgan Chase Bank N.A.	6/08/2020	36,303
PLN	1,288,000	USD	309,681	State Street Bank Corp.	5/22/2020	715
RON	1,003,000	USD	226,235	Brown Brothers Harriman	5/22/2020	373
RUB	555,113,435	USD	6,996,240	JPMorgan Chase Bank N.A.	5/12/2020	477,473
RUB	17,194,000	USD	226,855	JPMorgan Chase Bank N.A.	5/13/2020	4,599
RUB	45,391,000	USD	594,207	JPMorgan Chase Bank N.A.	7/09/2020	11,705
THB	10,127,000	USD	309,221	JPMorgan Chase Bank N.A.	5/18/2020	2,691
TRY	3,221,000	USD	454,498	Citibank N.A.	5/22/2020	4,762
TRY	2,800,000	USD	397,627	Goldman Sachs International	5/22/2020	1,606
TWD	98,939,000	USD	3,320,101	JPMorgan Chase Bank N.A.	5/18/2020	7,782
USD	7,185,075	AUD	10,946,000	Brown Brothers Harriman	5/22/2020	51,703
USD	765,418	BRL	4,027,000	JPMorgan Chase Bank N.A.	6/02/2020	26,663
USD	3,647,926	CAD	4,853,000	Citibank N.A.	5/22/2020	161,387
USD	3,314,458	CAD	4,497,000	Merrill Lynch International	5/22/2020	83,680
USD	2,292,417	CNH	16,221,000	Morgan Stanley Capital Services, Inc.	5/22/2020	1,673
USD	1,234,015	CNH	8,700,000	State Street Bank Corp.	5/22/2020	5,393
USD	7,885,419	COP	31,068,550,000	Citibank N.A.	5/18/2020	47,532
USD	347,773	CZK	8,000,000	Citibank N.A.	5/22/2020	24,160
USD	5,241,531	CZK	119,509,000	Morgan Stanley Capital Services, Inc.	5/22/2020	407,201
USD	157,636	HUF	46,566,000	Citibank N.A.	5/22/2020	12,911
USD	729,987	HUF	229,363,037	Morgan Stanley Capital Services, Inc.	5/22/2020	17,137
USD	240,028	HUF	72,672,000	State Street Bank Corp.	5/22/2020	14,167
USD	212,554	HUF	65,048,000	UBS AG	5/22/2020	10,388
USD	3,196,520	KZT	1,358,521,000	Goldman Sachs International	6/19/2020	43,259
USD	422,545	MXN	10,000,000	Barclays Bank PLC	5/22/2020	8,808
USD	1,241,887	MXN	27,262,000	Goldman Sachs International	5/22/2020	113,957
USD	1,471,119	MXN	35,228,000	UBS AG	5/22/2020	13,605
USD	6,413,289	PLN	24,485,000	Citibank N.A.	5/22/2020	512,636
USD	2,129,780	PLN	8,324,453	Morgan Stanley Capital Services, Inc.	5/22/2020	123,666
USD	535,927	PLN	2,223,000	State Street Bank Corp.	5/22/2020	205
USD	258,445	RON	1,114,000	JPMorgan Chase Bank N.A.	5/22/2020	6,759
USD	1,666,896	RUB	123,512,123	JPMorgan Chase Bank N.A.	5/12/2020	4,003
USD	781,030	THB	25,321,000	JPMorgan Chase Bank N.A.	5/18/2020	1,143
USD	1,454,416	TRY	10,046,000	Goldman Sachs International	5/22/2020	22,025
USD	1,266,078	ZAR	19,828,137	Brown Brothers Harriman	5/22/2020	198,376
USD	909,455	ZAR	16,661,000	Deutsche Bank AG	5/22/2020	12,297
USD	721,902	ZAR	11,164,905	Merrill Lynch International	5/22/2020	120,697
USD	2,517,338	ZAR	40,066,000	Morgan Stanley Capital Services, Inc.	5/22/2020	359,873

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	9,807,007	ZAR	150,825,908	State Street Bank Corp.	5/22/2020	$1,685,368
						$5,522,431
Liability Derivatives
AUD	5,696,000	USD	3,779,900	Goldman Sachs International	5/22/2020	$(67,888)
AUD	5,250,000	USD	3,433,668	UBS AG	5/22/2020	(12,308)
BRL	27,299,327	USD	5,315,600	Banco Santander S.A.	6/02/2020	(307,531)
BRL	3,612,000	USD	664,606	Citibank N.A.	6/02/2020	(1,984)
BRL	18,560,524	USD	3,595,050	JPMorgan Chase Bank N.A.	6/02/2020	(190,117)
BRL	5,909,000	USD	1,136,893	Morgan Stanley Capital Services, Inc.	6/02/2020	(52,885)
CAD	620,000	USD	445,454	Brown Brothers Harriman	5/22/2020	(28)
CNH	50,179,000	USD	7,126,442	Goldman Sachs International	5/22/2020	(40,118)
CNH	37,239,000	USD	5,274,002	JPMorgan Chase Bank N.A.	5/22/2020	(15,077)
CZK	340,759,700	USD	14,626,010	Citibank N.A.	5/22/2020	(841,736)
CZK	82,481,000	USD	3,544,856	Morgan Stanley Capital Services, Inc.	5/22/2020	(208,368)
EUR	1,979,000	USD	2,185,453	Barclays Bank PLC	5/22/2020	(16,082)
EUR	2,667,000	USD	2,934,156	Deutsche Bank AG	5/22/2020	(10,600)
EUR	7,422,275	USD	8,379,188	Morgan Stanley Capital Services, Inc.	5/22/2020	(242,918)
EUR	6,855,000	USD	7,746,558	State Street Bank Corp.	5/22/2020	(232,133)
HUF	2,034,710,412	USD	6,538,353	Goldman Sachs International	5/22/2020	(214,567)
KRW	3,633,655,000	USD	3,004,510	JPMorgan Chase Bank N.A.	6/15/2020	(20,540)
KZT	1,358,522,000	USD	3,399,279	Deutsche Bank AG	6/19/2020	(246,016)
MXN	22,134,000	USD	933,737	Barclays Bank PLC	5/22/2020	(17,971)
MXN	35,317,000	USD	1,496,457	Goldman Sachs International	5/22/2020	(35,262)
MXN	259,038,283	USD	13,263,949	JPMorgan Chase Bank N.A.	5/22/2020	(2,546,571)
MXN	70,967,049	USD	3,225,300	State Street Bank Corp.	5/22/2020	(289,130)
MXN	55,614,864	USD	2,599,780	UBS AG	5/22/2020	(298,786)
MYR	1,359,000	USD	316,783	Barclays Bank PLC	5/12/2020	(891)
PEN	9,220,567	USD	2,736,676	Goldman Sachs International	5/07/2020	(5,430)
PLN	91,732,451	USD	23,136,278	JPMorgan Chase Bank N.A.	5/22/2020	(1,029,623)
RUB	34,722,000	USD	469,525	Barclays Bank PLC	5/13/2020	(2,122)
RUB	56,579,000	USD	763,446	Goldman Sachs International	5/13/2020	(1,820)
RUB	56,571,000	USD	764,163	JPMorgan Chase Bank N.A.	5/12/2020	(2,525)
THB	509,444,815	USD	16,108,672	JPMorgan Chase Bank N.A.	5/18/2020	(417,756)
TRY	14,811,479	USD	2,170,441	Brown Brothers Harriman	5/22/2020	(58,572)
TRY	24,103,450	USD	3,614,502	JPMorgan Chase Bank N.A.	5/22/2020	(177,754)
TRY	867,263	USD	136,437	State Street Bank Corp.	5/22/2020	(12,779)
ZAR	5,143,000	USD	292,829	Citibank N.A.	5/22/2020	(15,890)
ZAR	5,228,101	USD	336,838	Morgan Stanley Capital Services, Inc.	5/22/2020	(55,317)
USD	3,713,169	AUD	6,116,000	State Street Bank Corp.	5/22/2020	(272,552)
USD	303,799	BRL	1,664,000	Citibank N.A.	6/02/2020	(1,462)
USD	459,654	BRL	2,597,000	JPMorgan Chase Bank N.A.	6/02/2020	(16,766)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	2,943,624	CLP	2,483,354,000	Citibank N.A.	6/01/2020	$(32,758)
USD	4,400,010	CLP	3,691,077,125	JPMorgan Chase Bank N.A.	6/01/2020	(23,868)
USD	288,290	CNH	2,064,000	Goldman Sachs International	5/22/2020	(3,190)
USD	2,043,342	CNH	14,573,000	Morgan Stanley Capital Services, Inc.	5/22/2020	(14,670)
USD	4,450,990	COP	17,770,661,500	Citibank N.A.	6/08/2020	(23,139)
USD	741,340	COP	2,958,620,000	Goldman Sachs International	6/08/2020	(3,554)
USD	407,933	CZK	10,487,000	Brown Brothers Harriman	5/22/2020	(16,283)
USD	2,165,658	CZK	54,841,729	Citibank N.A.	5/22/2020	(52,777)
USD	796,173	CZK	19,688,060	Deutsche Bank AG	5/22/2020	(240)
USD	304,945	CZK	7,725,836	Merrill Lynch International	5/22/2020	(7,578)
USD	758,637	CZK	18,758,107	Morgan Stanley Capital Services, Inc.	5/22/2020	(159)
USD	597,698	CZK	15,271,868	UBS AG	5/22/2020	(20,073)
USD	3,680,456	EGP	57,983,000	Citibank N.A.	5/04/2020	(1,005)
USD	3,544,132	EGP	57,982,000	JPMorgan Chase Bank N.A.	5/04/2020	(137,265)
USD	28,709,121	EUR	26,260,704	Goldman Sachs International	5/22/2020	(77,763)
USD	1,460,870	EUR	1,343,000	State Street Bank Corp.	5/22/2020	(11,321)
USD	1,294,772	HUF	426,353,000	Citibank N.A.	5/22/2020	(30,313)
USD	733,511	HUF	240,430,175	Morgan Stanley Capital Services, Inc.	5/22/2020	(13,736)
USD	642,117	HUF	209,362,884	State Street Bank Corp.	5/22/2020	(8,573)
USD	9,231,013	INR	708,375,792	JPMorgan Chase Bank N.A.	5/08/2020	(199,088)
USD	2,951,594	KRW	3,633,654,000	JPMorgan Chase Bank N.A.	6/15/2020	(32,375)
USD	1,003,395	MXN	25,142,000	Barclays Bank PLC	5/22/2020	(36,823)
USD	554,261	MXN	14,095,000	Brown Brothers Harriman	5/22/2020	(28,902)
USD	1,480,087	MXN	36,097,000	Morgan Stanley Capital Services, Inc.	5/22/2020	(13,380)
USD	1,518,477	MXN	38,372,835	State Street Bank Corp.	5/22/2020	(69,150)
USD	589,054	MXN	14,437,000	UBS AG	5/22/2020	(8,258)
USD	310,100	MYR	1,350,641	Barclays Bank PLC	5/12/2020	(3,849)
USD	924,218	PEN	3,177,000	Barclays Bank PLC	5/07/2020	(16,848)
USD	906,577	PEN	3,164,000	Citibank N.A.	5/07/2020	(30,638)
USD	613,500	PEN	2,085,593	JPMorgan Chase Bank N.A.	5/07/2020	(4,278)
USD	1,700,769	PLN	7,259,361	Citibank N.A.	5/22/2020	(48,668)
USD	3,373,498	RON	14,938,218	JPMorgan Chase Bank N.A.	5/22/2020	(1,503)
USD	1,555,880	RUB	118,674,000	Goldman Sachs International	5/12/2020	(41,875)
USD	1,074,986	RUB	81,357,000	JPMorgan Chase Bank N.A.	5/12/2020	(20,356)
USD	310,574	RUB	23,380,000	JPMorgan Chase Bank N.A.	7/09/2020	(1,520)
USD	2,989,119	THB	97,857,198	JPMorgan Chase Bank N.A.	5/18/2020	(24,886)
USD	299,509	TRY	2,123,000	Brown Brothers Harriman	5/22/2020	(3,195)
USD	2,216,158	TWD	66,026,000	Barclays Bank PLC	5/18/2020	(4,673)
USD	1,100,548	TWD	32,913,000	JPMorgan Chase Bank N.A.	5/18/2020	(6,504)
USD	2,518,482	ZAR	47,487,000	Brown Brothers Harriman	5/22/2020	(38,587)
USD	767,322	ZAR	14,371,000	Deutsche Bank AG	5/22/2020	(6,524)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	936,987	ZAR	17,712,004	Merrill Lynch International	5/22/2020	$(16,765)
USD	307,245	ZAR	5,748,000	State Street Bank Corp.	5/22/2020	(2,272)
USD	310,903	ZAR	5,813,949	UBS AG	5/22/2020	(2,165)
						$(9,121,222)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	16	$3,058,385	June – 2020	$10,836
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	69	$10,835,156	June – 2020	$(677,299)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/25	BRL	15,833,000	centrally cleared	6.25%/At Maturity	3.65% FLR (Daily BZDIOVRA)/Daily	$2,577	$—	$2,577
2/12/22	CZK	431,056,000	centrally cleared	1.915%/Annually	2.42% FLR (6 month PRIBOR)/Semi-annually	352,431	—	352,431
2/25/22	CZK	115,000,000	centrally cleared	2.22%/Annually	2.42% FLR (6 month PRIBOR)/Semi-annually	91,012	—	91,012
3/28/25	MXN	36,098,000	centrally cleared	6.24%/28 Days	6.2475% FLR (28 day TIIE)/28 days	51,900	—	51,900
4/09/25	MXN	144,884,000	centrally cleared	6.27%/28 Days	6.6385% FLR (28 day TIIE)/28 days	216,145	—	216,145
4/11/25	MXN	73,866,000	centrally cleared	5.98%/28 Days	6.6196% FLR (28 day TIIE)/28 days	70,002	—	70,002
7/23/22	PLN	64,600,000	centrally cleared	1.73%/Annually	1.69% FLR (6 month WIBOR)/Semi-annually	578,034	—	578,034
4/16/23	ZAR	58,047,000	centrally cleared	5.29%/Quarterly	4.6% FLR (3 month JIBAR)/Quarterly	42,824	—	42,824
4/17/25	ZAR	58,156,000	centrally cleared	6.31%/Quarterly	4.6% FLR (3 month JIBAR)/Quarterly	58,913	—	58,913
						$1,463,838	$—	$1,463,838
Liability Derivatives
Interest Rate Swaps
1/02/23	BRL	27,486,000	centrally cleared	4.37%/At Maturity	3.65% FLR (Daily BZDIOVRA)/Daily	$(39,238)	$—	$(39,238)
1/02/24	BRL	39,154,000	centrally cleared	5.66%/At Maturity	3.65% FLR (Daily BZDIOVRA)/Daily	(10,512)	—	(10,512)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Interest Rate Swaps - continued
1/02/25	BRL	43,114,000	centrally cleared	6.125%/At Maturity	3.65% FLR (Daily BZDIOVRA)/Daily	$(32,301)	$—	$(32,301)
3/12/25	HUF	983,831,000	centrally cleared	0.885%/Annually	0.7% FLR (6 month BUBOR)/Semi-annually	(42,749)	—	(42,749)
4/01/25	HUF	485,267,000	centrally cleared	0.8%/Annually	0.45% FLR (6 month BUBOR)/Semi-annually	(25,782)	—	(25,782)
4/17/25	MXN	112,395,000	centrally cleared	5.47%/28 Days	6.2725% FLR (28 day TIIE)/28 days	(333)	—	(333)
						$(150,915)	$—	$(150,915)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/16/25	COP	23,769,135,000	JPMorgan Chase Bank N.A.	4.31%/Quarterly	3.52% FLR (3 month COLIBOR)/Quarterly	$182,050	$—	$182,050
3/30/25	MYR	26,323,000	JPMorgan Chase Bank N.A.	2.45%/Quarterly	2.8% FLR (3 month KLIBOR)/Quarterly	21,286	—	21,286
5/02/29	THB	100,491,000	JPMorgan Chase Bank N.A.	2.175%/Semi-annually	1.4124% FLR (6 month THBFIX)/Semi-annually	327,092	—	327,092
5/07/29	THB	102,901,000	JPMorgan Chase Bank N.A.	2.16%/Semi-annually	1.3299% FLR (6 month THBFIX)/Semi-annually	332,674	—	332,674
7/17/29	THB	100,000,000	JPMorgan Chase Bank N.A.	1.725%/Semi-annually	1.1209% FLR (6 month THBFIX)/Semi-annually	194,063	—	194,063

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives - continued
Interest Rate Swaps - continued
8/08/29	THB	104,143,000	JPMorgan Chase Bank N.A.	1.37%/Semi-annually	0.9289% FLR (6 month THBFIX)/Semi-annually	$98,036	$—	$98,036
2/12/30	THB	35,000,000	JPMorgan Chase Bank N.A.	1.07%/Semi-annually	0.8886% FLR (6 month THBFIX)/Semi-annually	2,885	—	2,885
						$1,158,086	$—	$1,158,086
Liability Derivatives
Interest Rate Swaps
4/03/25	MYR	38,751,000	JPMorgan Chase Bank N.A.	2.375%/Quarterly	2.8% FLR (3 month KLIBOR)/Quarterly	$(1,229)	$—	$(1,229)
4/06/25	MYR	12,898,000	JPMorgan Chase Bank N.A.	2.37%/Quarterly	2.8% FLR (3 month KLIBOR)/Quarterly	(1,123)	—	(1,123)
3/13/30	THB	52,799,000	JPMorgan Chase Bank N.A.	0.7075%/Semi-annually	0.6848% FLR (6 month THBFIX)/Semi-annually	(52,856)	—	(52,856)
						$(55,208)	$—	$(55,208)
At April 30, 2020, the fund had cash collateral of $6,556,254 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $305,388,059)	$280,741,752
Investments in affiliated issuers, at value (identified cost, $22,997,458)	22,995,839
Foreign currency, at value (identified cost, $2,169,237)	2,188,551
Restricted cash for
Uncleared derivatives	2,753,000
Forward foreign currency exchange contracts	820,000
Deposits with brokers for
Cleared swaps	2,672,361
Futures contracts	310,893
Receivables for
Net daily variation margin on open cleared swap agreements	47,311
Forward foreign currency exchange contracts	5,522,431
Investments sold	3,157,624
Fund shares sold	298,364
Interest and dividends	4,847,074
Uncleared swaps, at value	1,158,086
Receivable from investment adviser	85,606
Other assets	1,033
Total assets	$327,599,925
Liabilities
Payable to custodian	$283,735
Payables for
Distributions	12,513
Forward foreign currency exchange contracts	9,121,222
Net daily variation margin on open futures contracts	31,254
Investments purchased	2,609,142
Fund shares reacquired	335,012
Uncleared swaps, at value	55,208
Payable to affiliates
Administrative services fee	300
Shareholder servicing costs	210,081
Distribution and service fees	113
Payable for independent Trustees' compensation	702
Deferred country tax expense payable	76,286
Accrued expenses and other liabilities	215,067
Total liabilities	$12,950,635
Net assets	$314,649,290

Statement of Assets and Liabilities – continued
Net assets consist of
Paid-in capital	$368,157,885
Total distributable earnings (loss)	(53,508,595)
Net assets	$314,649,290
Shares of beneficial interest outstanding	53,535,377

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,227,137	379,019	$5.88
Class B	107,642	18,302	5.88
Class C	1,230,948	209,429	5.88
Class I	14,665,814	2,504,644	5.86
Class R1	52,584	8,933	5.89
Class R2	53,856	9,157	5.88
Class R3	189,775	32,198	5.89
Class R4	107,203	18,142	5.91
Class R6	296,014,331	50,355,553	5.88

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.14 [100 / 95.75 x $5.88]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$9,505,334
Dividends from affiliated issuers	188,145
Dividends	4,948
Foreign taxes withheld	(149,044)
Total investment income	$9,549,383
Expenses
Management fee	$1,271,566
Distribution and service fees	11,605
Shareholder servicing costs	255,765
Administrative services fee	27,659
Independent Trustees' compensation	4,577
Custodian fee	131,176
Shareholder communications	8,102
Audit and tax fees	44,025
Legal fees	1,562
Miscellaneous	91,879
Total expenses	$1,847,916
Reduction of expenses by investment adviser and distributor	(552,594)
Net expenses	$1,295,322
Net investment income (loss)	$8,254,061

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $26,234 country tax)	$(5,954,948)
Affiliated issuers	(3,261)
Futures contracts	(1,127,441)
Swap agreements	(136,122)
Forward foreign currency exchange contracts	(2,926,598)
Foreign currency	(449,972)
Net realized gain (loss)	$(10,598,342)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $240,281 decrease in deferred country tax)	$(39,976,237)
Affiliated issuers	(5,812)
Futures contracts	(718,791)
Swap agreements	1,972,010
Forward foreign currency exchange contracts	(5,032,935)
Translation of assets and liabilities in foreign currencies	(339,693)
Net unrealized gain (loss)	$(44,101,458)
Net realized and unrealized gain (loss)	$(54,699,800)
Change in net assets from operations	$(46,445,739)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19
Change in net assets
From operations
Net investment income (loss)	$8,254,061	$17,344,406
Net realized gain (loss)	(10,598,342)	2,626,158
Net unrealized gain (loss)	(44,101,458)	32,540,081
Change in net assets from operations	$(46,445,739)	$52,510,645
Distributions to shareholders	$(3,085,155)	$(9,583,737)
Tax return of capital distributions to shareholders	$—	$(6,714,446)
Distributions from other sources	$(5,497,053)	$—
Change in net assets from fund share transactions	$23,714,101	$(5,253,715)
Total change in net assets	$(31,313,846)	$30,958,747
Net assets
At beginning of period	345,963,136	315,004,389
At end of period	$314,649,290	$345,963,136
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$6.94	$6.20	$6.99	$6.96	$6.61	$8.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.33	$0.34	$0.38	$0.36	$0.37
Net realized and unrealized gain (loss)	(1.05)	0.72	(0.78)	(0.06)	0.27	(1.97)
Total from investment operations	$(0.90)	$1.05	$(0.44)	$0.32	$0.63	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.15)	$(0.29)	$(0.14)	$(0.02)
From tax return of capital	—	(0.13)	(0.20)	—	(0.14)	(0.39)
From other sources	(0.10)	—	—	—	—	—
Total distributions declared to shareholders	$(0.16)	$(0.31)	$(0.35)	$(0.29)	$(0.28)	$(0.41)
Net asset value, end of period (x)	$5.88	$6.94	$6.20	$6.99	$6.96	$6.61
Total return (%) (r)(s)(t)(x)	(13.23)(n)	17.31	(6.65)	4.77	9.82	(19.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43(a)	1.40	1.44	1.49	1.46	1.47
Expenses after expense reductions (f)	1.10(a)	1.10	1.11	1.10	1.10	1.12
Net investment income (loss)	4.55(a)	5.00	4.89	5.56	5.45	4.93
Portfolio turnover	49(n)	136	95	126	80	102
Net assets at end of period (000 omitted)	$2,227	$2,350	$2,056	$2,186	$2,835	$2,723
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$6.95	$6.20	$7.00	$6.97	$6.62	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.29	$0.33	$0.32	$0.32
Net realized and unrealized gain (loss)	(1.07)	0.73	(0.79)	(0.06)	0.26	(1.98)
Total from investment operations	$(0.94)	$1.01	$(0.50)	$0.27	$0.58	$(1.66)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.15)	$(0.13)	$(0.24)	$(0.12)	$(0.02)
From tax return of capital	—	(0.11)	(0.17)	—	(0.11)	(0.33)
From other sources	(0.08)	—	—	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.26)	$(0.30)	$(0.24)	$(0.23)	$(0.35)
Net asset value, end of period (x)	$5.88	$6.95	$6.20	$7.00	$6.97	$6.62
Total return (%) (r)(s)(t)(x)	(13.69)(n)	16.62	(7.48)	3.99	8.96	(19.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18(a)	2.15	2.19	2.24	2.21	2.23
Expenses after expense reductions (f)	1.85(a)	1.85	1.86	1.85	1.85	1.86
Net investment income (loss)	3.80(a)	4.28	4.17	4.77	4.73	4.19
Portfolio turnover	49(n)	136	95	126	80	102
Net assets at end of period (000 omitted)	$108	$131	$115	$192	$205	$185
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$6.94	$6.20	$7.00	$6.97	$6.62	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.28	$0.33	$0.31	$0.32
Net realized and unrealized gain (loss)	(1.05)	0.72	(0.78)	(0.06)	0.27	(1.98)
Total from investment operations	$(0.93)	$1.00	$(0.50)	$0.27	$0.58	$(1.66)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.15)	$(0.13)	$(0.24)	$(0.12)	$(0.02)
From tax return of capital	—	(0.11)	(0.17)	—	(0.11)	(0.33)
From other sources	(0.08)	—	—	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.26)	$(0.30)	$(0.24)	$(0.23)	$(0.35)
Net asset value, end of period (x)	$5.88	$6.94	$6.20	$7.00	$6.97	$6.62
Total return (%) (r)(s)(t)(x)	(13.56)(n)	16.45	(7.48)	3.99	8.99	(19.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18(a)	2.15	2.19	2.24	2.20	2.28
Expenses after expense reductions (f)	1.85(a)	1.85	1.86	1.85	1.85	1.87
Net investment income (loss)	3.77(a)	4.18	4.12	4.76	4.65	4.17
Portfolio turnover	49(n)	136	95	126	80	102
Net assets at end of period (000 omitted)	$1,231	$1,268	$563	$491	$560	$803
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$6.92	$6.18	$6.98	$6.96	$6.61	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.35	$0.34	$0.39	$0.38	$0.42
Net realized and unrealized gain (loss)	(1.06)	0.72	(0.77)	(0.06)	0.27	(2.01)
Total from investment operations	$(0.90)	$1.07	$(0.43)	$0.33	$0.65	$(1.59)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.19)	$(0.15)	$(0.31)	$(0.15)	$(0.03)
From tax return of capital	—	(0.14)	(0.22)	—	(0.15)	(0.40)
From other sources	(0.10)	—	—	—	—	—
Total distributions declared to shareholders	$(0.16)	$(0.33)	$(0.37)	$(0.31)	$(0.30)	$(0.43)
Net asset value, end of period (x)	$5.86	$6.92	$6.18	$6.98	$6.96	$6.61
Total return (%) (r)(s)(t)(x)	(13.16)(n)	17.64	(6.58)	4.88	10.09	(18.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17(a)	1.15	1.19	1.21	1.20	1.52
Expenses after expense reductions (f)	0.85(a)	0.85	0.86	0.86	0.85	0.89
Net investment income (loss)	4.77(a)	5.21	5.04	5.51	5.67	5.21
Portfolio turnover	49(n)	136	95	126	80	102
Net assets at end of period (000 omitted)	$14,666	$24,544	$13,417	$7,355	$1,965	$997
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$6.95	$6.21	$7.01	$6.98	$6.62	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.29	$0.33	$0.32	$0.32
Net realized and unrealized gain (loss)	(1.06)	0.72	(0.79)	(0.06)	0.27	(1.98)
Total from investment operations	$(0.93)	$1.01	$(0.50)	$0.27	$0.59	$(1.66)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.16)	$(0.13)	$(0.24)	$(0.12)	$(0.02)
From tax return of capital	—	(0.11)	(0.17)	—	(0.11)	(0.33)
From other sources	(0.08)	—	—	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.27)	$(0.30)	$(0.24)	$(0.23)	$(0.35)
Net asset value, end of period (x)	$5.89	$6.95	$6.21	$7.01	$6.98	$6.62
Total return (%) (r)(s)(t)(x)	(13.54)(n)	16.43	(7.46)	3.99	9.15	(19.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18(a)	2.15	2.19	2.24	2.21	2.22
Expenses after expense reductions (f)	1.85(a)	1.85	1.86	1.85	1.85	1.86
Net investment income (loss)	3.81(a)	4.29	4.15	4.78	4.71	4.21
Portfolio turnover	49(n)	136	95	126	80	102
Net assets at end of period (000 omitted)	$53	$61	$52	$56	$60	$55
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$6.95	$6.20	$7.00	$6.97	$6.62	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.32	$0.37	$0.34	$0.36
Net realized and unrealized gain (loss)	(1.06)	0.73	(0.78)	(0.06)	0.28	(1.98)
Total from investment operations	$(0.92)	$1.05	$(0.46)	$0.31	$0.62	$(1.62)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.18)	$(0.14)	$(0.28)	$(0.14)	$(0.02)
From tax return of capital	—	(0.12)	(0.20)	—	(0.13)	(0.37)
From other sources	(0.10)	—	—	—	—	—
Total distributions declared to shareholders	$(0.15)	$(0.30)	$(0.34)	$(0.28)	$(0.27)	$(0.39)
Net asset value, end of period (x)	$5.88	$6.95	$6.20	$7.00	$6.97	$6.62
Total return (%) (r)(s)(t)(x)	(13.46)(n)	17.19	(7.01)	4.51	9.54	(19.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.65	1.69	1.74	1.71	1.86
Expenses after expense reductions (f)	1.35(a)	1.35	1.36	1.36	1.35	1.38
Net investment income (loss)	4.30(a)	4.79	4.65	5.26	5.19	4.60
Portfolio turnover	49(n)	136	95	126	80	102
Net assets at end of period (000 omitted)	$54	$62	$53	$60	$55	$69
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$6.96	$6.22	$7.01	$6.97	$6.62	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.33	$0.32	$0.39	$0.37	$0.37
Net realized and unrealized gain (loss)	(1.06)	0.72	(0.76)	(0.06)	0.26	(1.97)
Total from investment operations	$(0.91)	$1.05	$(0.44)	$0.33	$0.63	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.15)	$(0.29)	$(0.14)	$(0.02)
From tax return of capital	—	(0.13)	(0.20)	—	(0.14)	(0.39)
From other sources	(0.10)	—	—	—	—	—
Total distributions declared to shareholders	$(0.16)	$(0.31)	$(0.35)	$(0.29)	$(0.28)	$(0.41)
Net asset value, end of period (x)	$5.89	$6.96	$6.22	$7.01	$6.97	$6.62
Total return (%) (r)(s)(t)(x)	(13.33)(n)	17.27	(6.61)	4.92	9.81	(19.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43(a)	1.40	1.44	1.50	1.46	1.38
Expenses after expense reductions (f)	1.10(a)	1.10	1.11	1.10	1.10	1.11
Net investment income (loss)	4.54(a)	5.01	4.75	5.64	5.46	5.01
Portfolio turnover	49(n)	136	95	126	80	102
Net assets at end of period (000 omitted)	$190	$211	$155	$60	$301	$262
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$6.98	$6.23	$7.00	$6.97	$6.62	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.35	$0.38	$0.39	$0.38	$0.39
Net realized and unrealized gain (loss)	(1.06)	0.73	(0.78)	(0.05)	0.27	(1.97)
Total from investment operations	$(0.91)	$1.08	$(0.40)	$0.34	$0.65	$(1.58)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.19)	$(0.15)	$(0.31)	$(0.15)	$(0.03)
From tax return of capital	—	(0.14)	(0.22)	—	(0.15)	(0.40)
From other sources	(0.10)	—	—	—	—	—
Total distributions declared to shareholders	$(0.16)	$(0.33)	$(0.37)	$(0.31)	$(0.30)	$(0.43)
Net asset value, end of period (x)	$5.91	$6.98	$6.23	$7.00	$6.97	$6.62
Total return (%) (r)(s)(t)(x)	(13.17)(n)	17.71	(6.10)	5.03	10.08	(18.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18(a)	1.15	1.22	1.22	1.21	1.22
Expenses after expense reductions (f)	0.85(a)	0.85	0.85	0.86	0.85	0.86
Net investment income (loss)	4.73(a)	5.29	5.45	5.54	5.71	5.22
Portfolio turnover	49(n)	136	95	126	80	102
Net assets at end of period (000 omitted)	$107	$64	$54	$282	$55	$50
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$6.94	$6.20	$7.00	$6.97	$6.62	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.36	$0.36	$0.41	$0.39	$0.38
Net realized and unrealized gain (loss)	(1.05)	0.72	(0.78)	(0.06)	0.27	(1.96)
Total from investment operations	$(0.89)	$1.08	$(0.42)	$0.35	$0.66	$(1.58)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.20)	$(0.16)	$(0.32)	$(0.16)	$(0.03)
From tax return of capital	—	(0.14)	(0.22)	—	(0.15)	(0.40)
From other sources	(0.11)	—	—	—	—	—
Total distributions declared to shareholders	$(0.17)	$(0.34)	$(0.38)	$(0.32)	$(0.31)	$(0.43)
Net asset value, end of period (x)	$5.88	$6.94	$6.20	$7.00	$6.97	$6.62
Total return (%) (r)(s)(t)(x)	(13.07)(n)	17.69	(6.45)	5.15	10.19	(18.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08(a)	1.08	1.11	1.13	1.11	0.96
Expenses after expense reductions (f)	0.75(a)	0.78	0.77	0.75	0.75	0.80
Net investment income (loss)	4.89(a)	5.37	5.23	5.88	5.81	5.12
Portfolio turnover	49(n)	136	95	126	80	102
Net assets at end of period (000 omitted)	$296,014	$317,272	$298,538	$302,738	$312,790	$309,700

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Debt Local Currency Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities

Notes to Financial Statements (unaudited) - continued
purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund's net assets or any prior period information presented in the financial statements. With respect to the fund's results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation

Notes to Financial Statements (unaudited) - continued
of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining

Notes to Financial Statements (unaudited) - continued
the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$52,910	$—	$—	$52,910
Non - U.S. Sovereign Debt	—	256,357,219	—	256,357,219
U.S. Corporate Bonds	—	1,397,175	—	1,397,175
Foreign Bonds	—	22,934,448	—	22,934,448
Mutual Funds	22,995,839	—	—	22,995,839
Total	$23,048,749	$280,688,842	$—	$303,737,591
Other Financial Instruments
Futures Contracts – Assets	$10,836	$—	$—	$10,836
Futures Contracts – Liabilities	(677,299)	—	—	(677,299)
Forward Foreign Currency Exchange Contracts – Assets	—	5,522,431	—	5,522,431
Forward Foreign Currency Exchange Contracts – Liabilities	—	(9,121,222)	—	(9,121,222)
Swap Agreements – Assets	—	2,621,924	—	2,621,924
Swap Agreements – Liabilities	—	(206,123)	—	(206,123)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate

Notes to Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$10,836	$(677,299)
Interest Rate	Interest Rate Swaps	2,621,924	(206,123)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,522,431	(9,121,222)
Total		$8,155,191	$(10,004,644)
(a)	Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund's Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(1,127,441)	$(136,122)	$ —	$ —
Foreign Exchange	—	—	(2,926,598)	—
Equity	—	—	—	501,680
Total	$(1,127,441)	$(136,122)	$(2,926,598)	$501,680

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(718,791)	$1,972,010	$ —
Foreign Exchange	—	—	(5,032,935)
Total	$(718,791)	$1,972,010	$(5,032,935)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2020:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$—	$(31,254)
Uncleared Swaps, at value	1,158,086	(55,208)
Cleared Swaps Agreements (a)	47,311	—
Forward Foreign Currency Exchange Contracts	5,522,431	(9,121,222)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$6,727,828	$(9,207,684)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,843,906	(1,270,754)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$4,883,922	$(7,936,930)
(a)	The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swaps agreements. This amount, which is recognized within the fund's Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund's Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2020:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$20,656	$(20,656)	$—	$—	$—
Brown Brothers Harriman	259,730	(145,567)	—	—	114,163
Citibank N.A.	935,460	(935,460)	—	—	—
Deutsche Bank AG	54,120	(54,120)	—	—	—
Goldman Sachs International	293,688	(293,688)	—	—	—
JPMorgan Chase Bank N.A.	2,108,295	(2,108,295)	—	—	—
Merrill Lynch International	204,377	(24,343)	—	(180,034)	—
Morgan Stanley Capital Services, Inc.	1,007,596	(601,433)	—	(406,163)	—
Total	$4,883,922	$(4,183,562)	$—	$(586,197)	$114,163

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2020:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Banco Santander S.A.	$(307,531)	$—	$—	$307,531	$—
Barclays Bank PLC	(99,259)	20,656	—	—	(78,603)
Brown Brothers Harriman	(145,567)	145,567	—	—	—
Citibank N.A.	(1,080,370)	935,460	—	—	(144,910)
Deutsche Bank AG	(263,380)	54,120	—	209,260	—
Goldman Sachs International	(491,467)	293,688	—	50,000	(147,779)
JPMorgan Chase Bank N.A.	(4,923,580)	2,108,295	—	2,753,000	(62,285)
Merrill Lynch International	(24,343)	24,343	—	—	—
Morgan Stanley Capital Services, Inc.	(601,433)	601,433	—	—	—
Total	$(7,936,930)	$4,183,562	$—	$3,319,791	$(433,577)
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options,

Notes to Financial Statements (unaudited) - continued
this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master

Notes to Financial Statements (unaudited) - continued
Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

Notes to Financial Statements (unaudited) - continued
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
For the six months ended April 30, 2020, the amount of distributions estimated to be a tax return of capital was approximately $5,497,053 which is reported as distributions from other sources in the Statements of Changes in Net Assets.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/19
Ordinary income (including any short-term capital gains)	$9,583,737
Tax return of capital (b)	6,714,446
Total distributions	$16,298,183

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/20
Cost of investments	$329,820,921
Gross appreciation	4,510,331
Gross depreciation	(30,593,661)
Net unrealized appreciation (depreciation)	$ (26,083,330)
As of 10/31/19
Capital loss carryforwards	(11,486,626)
Other temporary differences	(1,411,359)
Net unrealized appreciation (depreciation)	14,417,337
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
As of October 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,702,088)
Long-Term	(5,784,538)
Total	$(11,486,626)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	From net investment income		From tax return of capital		From other sources
	Six months ended 4/30/20	Year ended 10/31/19	Six months ended 4/30/20	Year ended 10/31/19	Six months ended 4/30/20	Year ended 10/31/19
Class A	$24,426	$53,688	$—	$37,614	$43,523	$—
Class B	878	2,631	—	1,844	1,565	—
Class C	9,496	17,894	—	12,536	16,920	—
Class I	176,555	587,890	—	411,881	314,582	—
Class R1	412	1,336	—	936	735	—
Class R2	476	1,531	—	1,072	849	—
Class R3	1,741	5,190	—	3,636	3,101	—
Class R4	843	1,740	—	1,219	1,502	—
Class R6	2,870,328	8,911,837	—	6,243,708	5,114,276	—
Total	$3,085,155	$9,583,737	$—	$6,714,446	$5,497,053	$—
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended April 30, 2020, this management fee

Notes to Financial Statements (unaudited) - continued
reduction amounted to $17,694, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2021. For the six months ended April 30, 2020, this reduction amounted to $534,878, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $76 for the six months ended April 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 3,603
Class B	0.75%	0.25%	1.00%	1.00%	620
Class C	0.75%	0.25%	1.00%	1.00%	6,685
Class R1	0.75%	0.25%	1.00%	1.00%	291
Class R2	0.25%	0.25%	0.50%	0.50%	149
Class R3	—	0.25%	0.25%	0.25%	257
Total Distribution and Service Fees					$11,605
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to

Notes to Financial Statements (unaudited) - continued
accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2020, this rebate amounted to $22 for Class A, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2020, were as follows:
Amount
Class A	$—
Class B	—
Class C	80
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2020, the fee was $1,162, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,572.
Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds' transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended April 30, 2020, these costs for the fund amounted to $239,031 and are included in “Shareholder servicing costs” in the Statement of Operations.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

Notes to Financial Statements (unaudited) - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2020, MFS held 100% of the outstanding shares of Class R1 and Class R2, and approximately 52% of the outstanding shares of Class R4.
(4) Portfolio Securities
For the six months ended April 30, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $160,448,803 and $148,543,830, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/20		Year ended 10/31/19
	Shares	Amount	Shares	Amount
Shares sold
Class A	135,241	$938,267	109,798	$742,519
Class B	133	871	2,235	15,196
Class C	65,220	451,288	106,210	716,890
Class I	1,390,832	9,426,683	3,345,615	22,037,532
Class R3	1,837	11,478	4,025	26,843
Class R4	8,634	61,060	—	—
Class R6	4,928,899	31,476,100	2,355,121	15,676,521
	6,530,796	$42,365,747	5,923,004	$39,215,501
Shares issued to shareholders in reinvestment of distributions
Class A	10,388	$67,242	13,415	$89,629
Class B	203	1,316	395	2,641
Class C	3,791	24,476	3,936	26,394
Class I	75,057	488,958	149,159	995,703
Class R1	178	1,147	340	2,272
Class R2	204	1,325	389	2,603
Class R3	746	4,842	1,316	8,826
Class R4	366	2,345	440	2,959
Class R6	1,222,625	7,904,010	2,261,903	15,105,123
	1,313,558	$8,495,661	2,431,293	$16,236,150

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/20		Year ended 10/31/19
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(105,127)	$(642,539)	(116,403)	$(760,180)
Class B	(910)	(4,992)	(2,249)	(14,300)
Class C	(42,275)	(275,514)	(18,334)	(121,187)
Class I	(2,508,176)	(16,964,718)	(2,118,441)	(13,817,651)
Class R3	(651)	(4,003)	(45)	(301)
Class R6	(1,484,394)	(9,255,541)	(7,065,155)	(45,991,747)
	(4,141,533)	$(27,147,307)	(9,320,627)	$(60,705,366)
Net change
Class A	40,502	$362,970	6,810	$71,968
Class B	(574)	(2,805)	381	3,537
Class C	26,736	200,250	91,812	622,097
Class I	(1,042,287)	(7,049,077)	1,376,333	9,215,584
Class R1	178	1,147	340	2,272
Class R2	204	1,325	389	2,603
Class R3	1,932	12,317	5,296	35,368
Class R4	9,000	63,405	440	2,959
Class R6	4,667,130	30,124,569	(2,448,131)	(15,210,103)
	3,702,821	$23,714,101	(966,330)	$(5,253,715)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 33%, 28%, 19%, 4%, 2%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by

Notes to Financial Statements (unaudited) - continued
MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2020, the fund’s commitment fee and interest expense were $840 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,706,059	$113,122,471	$125,823,618	$(3,261)	$(5,812)	$22,995,839

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$188,145	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Emerging Markets Debt Local Currency Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2020

*	Print name and title of each signing officer under his or her signature.